Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 1,068,876	$ 1,147,517
Impairment for the year				$ 356
Ending balance		721,990	1,068,876	1,147,517
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,163,098	1,221,506
Acquisitions through business combination		17,225	12,370
Additions/Adjustment	[1]	9,337	6,265
Disposals		(1,837)
Effect of movements in foreign exchange rates		(82,594)	(77,043)
Ending balance		1,105,229	1,163,098	1,221,506
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		94,222	73,989
Amortization for the year		24,335	22,922
Impairment for the year		272,160
Disposals		(1,720)
Effect of movements in foreign exchange rates		(5,758)	(2,689)
Ending balance		383,239	94,222	73,989
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		936,698	994,729
Ending balance		607,248	936,698	994,729
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		946,323	1,004,354
Acquisitions through business combination		10,433	6,304
Effect of movements in foreign exchange rates		(67,723)	(64,335)
Ending balance		889,033	946,323	1,004,354
Goodwill [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		9,625	9,625
Impairment for the year		272,160
Ending balance		281,785	9,625	9,625
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,382	2,355
Ending balance		7,157	4,382	2,355
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		6,517	3,632
Acquisitions through business combination		4,858	3,073
Effect of movements in foreign exchange rates		(704)	(188)
Ending balance		10,671	6,517	3,632
Customer Relationship [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,135	1,277
Amortization for the year		1,533	876
Effect of movements in foreign exchange rates		(154)	(18)
Ending balance		3,514	2,135	1,277
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		173	7
Ending balance		369	173	7
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		652	470
Acquisitions through business combination		287	189
Effect of movements in foreign exchange rates		(40)	(7)
Ending balance		899	652	470
Non-Compete [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		479	463
Amortization for the year		63	21
Effect of movements in foreign exchange rates		(12)	(5)
Ending balance		530	479	463
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		103,578	124,210
Ending balance		84,240	103,578	124,210
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		142,673	151,067
Acquisitions through business combination		558	706
Effect of movements in foreign exchange rates		(9,506)	(9,100)
Ending balance		133,725	142,673	151,067
Brand /Trade Mark [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		39,095	26,857
Amortization for the year		13,129	13,221
Effect of movements in foreign exchange rates		(2,739)	(983)
Ending balance		49,485	39,095	26,857
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		21,666	23,753
Ending balance		20,314	21,666	23,753
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		56,118	51,244
Acquisitions through business combination		1,089	2,098
Additions/Adjustment	[1]	8,469	5,565
Disposals		(1,635)
Effect of movements in foreign exchange rates		(3,881)	(2,789)
Ending balance		60,160	56,118	51,244
Technology Related Development Cost [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		34,452	27,491
Amortization for the year		9,207	8,174
Disposals		(1,515)
Effect of movements in foreign exchange rates		(2,298)	(1,213)
Ending balance		39,846	34,452	27,491
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		867	1,449
Ending balance		778	867	1,449
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		6,798	7,092
Additions/Adjustment	[1]	363	141
Disposals		(202)
Effect of movements in foreign exchange rates		(475)	(435)
Ending balance		6,484	6,798	7,092
Software [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,931	5,643
Amortization for the year		403	630
Disposals		(205)
Effect of movements in foreign exchange rates		(423)	(342)
Ending balance		5,706	5,931	5,643
Capital work in progress [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,512	1,014
Ending balance		1,884	1,512	1,014
Capital work in progress [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,017	3,647
Additions/Adjustment	[1]	505	559
Effect of movements in foreign exchange rates		(265)	(189)
Ending balance		4,257	4,017	3,647
Capital work in progress [Member] | Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,505	2,633
Effect of movements in foreign exchange rates		(132)	(128)
Ending balance		$ 2,373	$ 2,505	$ 2,633

[1]	Represents addition of USD 8,488 (March 31, 2019: USD 6,052) to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 7,983 (March 31, 2019: USD 5,493)